Material accounting policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 ¥ / $ segment
Material accounting policies
Number of operating segment	1
Number of reportable segment	1
Lease Term	12 months
Buying rate (RMB/US$) | ¥ / $	7.2993
Bottom of range
Material accounting policies
Proportion of ownership interest in associate	20.00%
Lease Term	3 months
Top of Range
Material accounting policies
Proportion of ownership interest in associate	50.00%
Lease Term	5 years